Income Taxes (Details) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Current tax
- Hong Kong	1,800		23,550		2,985	2,695
- PRC	4,276		3,429		13,826	30,411
- Other countries	0		609		0	0
Deferred tax	(2,732)		(23,854)		0	0
Income Tax Expense (Benefit)	3,344	13,379	3,734	6,777	16,811	33,106